Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments
Schedule of carrying amounts that approximate their fair values due to their short-term nature

	2021		2020
	Carrying	Fair	Carrying	Fair
As at December 31:	Amount	Value	Amount	Value
Financial Assets:
FVTPL:
Equity securities	$8,564	$8,564	$6,230	$6,230
Debt securities	—	—	873	873
Investment funds	3,531	3,531	4,096	4,096
Long-term loan receivable	—	—	1,237	1,237
FVTOCI:
Debt securities	10,786	10,786	11,019	11,019
Financial Liabilities:
Financial liabilities measured at amortized cost:
Bonds payable	$35,227	$36,693	$38,053	$39,024
FVTPL:
Loan payable	6,817	6,817	5,223	5,223

Schedule of statements of financial position classified by level of the fair value hierarchy

As at December 31, 2021	Level 1	Level 2	Level 3	Total
Financial Assets:
FVTPL:
Equity securities	$4,939	$3,625	$—	$8,564
Investment funds	—	—	3,531	3,531
FVTOCI:
Debt securities	10,786	—	—	10,786
Total	$15,725	$3,625	$3,531	$22,881

Financial Liabilities:
FVTPL:
Loan payable	$—	$—	$6,817	$6,817

As at December 31, 2020	Level 1	Level 2	Level 3	Total
Financial Assets:
FVTPL:
Equity securities	$2,509	$3,721	$—	$6,230
Debt securities	—	—	873	873
Investment funds	—	—	4,096	4,096
Long-term loan receivable	—	—	1,237	1,237
FVTOCI:
Debt securities	11,019	—	—	11,019
Total	$13,528	$3,721	$6,206	$23,455
Financial Liabilities:
FVTPL:
Loan payable	$—	$—	$5,223	$5,223

Schedule of nature of the risks of financial instruments

The nature of the risks that the Group’s financial instruments are subject to as at December 31, 2021 is set out in the following table:

Risks
Market risks
Financial instrument	Credit	Liquidity	Currency	Interest rate	Other price
Cash and restricted cash	X		X	X
Equity securities			X		X
Debt securities	X			X	X
Investment funds
Derivative securities and financial liabilities	X	X	X		X
Receivables	X		X
Account payables and accrued expenses		X	X
Bonds payable		X		X	X
Loan payable				X

Schedule of maximum credit risk exposure

Cash and restricted cash	$55,015
Debt securities measured at FVTOCI	10,786
Trade and other receivables	68,610
Amounts recognized in the consolidated statement of financial position	134,411
Guarantees	—
Maximum credit risk exposure	$134,411

Schedule of profit or loss from continuing operations

	2021	2020	2019
Interest income on financial assets not at FVTPL	$191	$483	$955
Interest income on financial assets classified at FVTPL	214	48	102
Total interest income	$405	$531	$1,057
Interest expense on financial liabilities not at FVTPL	$1,730	$1,856	$710
Interest expense on financial liabilities classified at FVTPL	18	25	30
Total interest expense	$1,748	$1,881	$740
Dividend income on financial assets at FVTPL	$244	$—	$—
Dividend income on financial assets classified not at FVTPL	—	—	—
Net (loss) gain on financial assets at FVTPL	(722)	692	1,142
Loss on loan payable at FVTPL	(1,616)	(549)	(979)
Reversal of (impairment) on securities measured at FVTOCI	—	3	(3)